SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2020	December 31, 2019
Long-term debt:
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
NOK500 million senior unsecured floating rate bonds due 2020	—	56,910
4.875% senior unsecured convertible bonds due 2023	141,900	148,300
NOK700 million senior unsecured floating rate bonds due 2023	72,607	79,674
NOK700 million senior unsecured floating rate bonds due 2024	72,088	79,674
NOK600 million senior unsecured floating rate bonds due 2025	56,011	—
Borrowings secured on Frontline shares	15,639	36,763
Total Fixed Rate and Foreign Debt	570,475	613,551
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	1,038,842	1,013,626
Total debt principal	1,609,317	1,627,177
Less: Unamortized debt issuance costs	(18,258)	(19,089)
Less: Current portion of long-term debt	(298,300)	(253,059)
Total long-term debt	1,292,759	1,355,029

(in thousands of $)
		Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at	December 31, 2019	613,551	1,013,626	1,627,177
Drawdowns		67,231	280,000	347,231
Repayments and redemptions		(87,278)	(254,784)	(342,062)
Effects of foreign exchange		(23,029)	—	(23,029)
Balance at	June 30, 2020	570,475	1,038,842	1,609,317

Interest rate information	US Dollar London Interbank Offered Rate ("LIBOR")
Fixed rate and foreign debt redemptions
Fixed Rate and Foreign Debt

Redemptions between January 1, 2020 and June 30, 2020

Bond	In Millions of NOK	In Millions of USD
NOK500 million senior unsecured floating rate bonds due 2020	500
NOK700 million senior unsecured floating rate bonds due 2024	5
NOK600 million senior unsecured floating rate bonds due 2025	60
4.875% senior unsecured convertible bonds due 2023		6.4

Floating rate debt new facilities and redemptions
U.S. Dollar Floating Rate Debt

New facilities entered into between January 1, 2020 and June 30, 2020

Name of facility	Month drawn down	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$40 million secured term loan facility	March	two	2 years	39
$15 million secured term loan facility	March	three	5 years	14
$175 million secured term loan facility	April	four	5 years	175
$50 million secured term loan facility	May	one	5 years	50

Except for the $50 million facility, the Company has provided corporate guarantees either limited or full, for the above facilities, which bear interest at LIBOR plus a margin.

Facilities redeemed between January 1, 2020 and June 30, 2020

Name of facility	Original drawn down	Number of wholly owned subsidiaries that had entered into the facility	Original Term	Balance redeemed ($ millions)
$128 million secured term loan facility	Sept 2014	two	7 years	84
$128 million secured term loan facility	Nov 2014	two	7 years	87